Programming Content - Additional Information (Details) - Starz Business of Lions Gate Entertainment Corp - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Content impairment charges related to restructuring plan initiatives	$ 213.0	$ 87.6
Impairment Charges Related To Direct operating Expenses			$ 33.0